INCOME TAXES - Income Tax Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income (loss) before income taxes	$ 19,054,472	$ 22,029,792	$ (9,305,224)
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax at statutory income tax rate	$ 4,763,618	$ 5,507,448	$ (2,326,306)
Effect of income tax rate difference in other jurisdictions	596,978	(773,402)	124,406
Effect of preferential tax rates	(1,735,439)	1,837,667	(2,673,841)
Super deduction of research and development expense	(4,476,114)	(3,607,755)	(2,479,428)
Effect of expenses not deductible for income tax purposes	4,028,459	912,876	1,425,861
Changes in valuation allowance	1,186,269	(1,026,287)	2,573,942
Income tax expense (benefit)	$ 4,363,771	$ 2,850,547	$ (3,355,366)